SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 13,104,123	$ 13,872,595	$ 53,255,361	$ 55,500,917
Cost of sales	(8,696,562)	(9,322,019)	(35,899,057)	(39,880,947)
Gross Profit	4,407,561	4,550,576	17,356,304	15,619,970
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue			26,695,196	26,714,151
Cost of sales	(2,882,759)	(3,098,713)	(11,375,525)	(13,268,205)
Gross Profit	3,864,140	3,878,031	15,319,671	13,445,946
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	6,314,878	6,857,305	26,398,707	28,501,152
Cost of sales	(5,732,411)	(6,150,996)	(24,206,112)	(26,370,613)
Gross Profit	582,467	706,309	2,192,595	2,130,539
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	42,346	38,546	161,458	285,614
Cost of sales	(81,392)	(72,310)	(317,419)	(242,129)
Gross Profit	(39,046)	(33,764)	$ (155,962)	$ 43,485
Fiat Remittance Service [Member]
Segment Reporting Information [Line Items]
Revenue	6,467,068	6,264,944
ODL Remittance [Member]
Segment Reporting Information [Line Items]
Revenue	$ 279,831	$ 711,800